Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 24:-	SUBSEQUENT EVENTS

a)	On March 9, 2023, the Company declared a cash dividend of $14,728, or $0.3 per share to its shareholders of record on April 10, 2023. The dividend was paid on April 20, 2023.

b)	On March 27, 2023, the Company entered into a loan agreement with an Israeli bank, pursuant to which , the Company borrowed $20,000 for a four-year term (the “Bank Loan”). The Bank Loan will mature on March 27, 2027, and will be repaid in four (4) equal annual instalments of $6,052 (including interest) starting March 27, 2024. The Bank Loan bears interest at the rate SOFR + 3.38%.